Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Major components of tax expense (income) [abstract]
Effective tax rate (percentage)	23.80%	28.50%
Profit before tax	£ 147	£ 575
Tax calculated at a tax rate of 19% (H119: 19%)	£ 28	£ 109
Applicable tax rate (percentage)	19.00%	19.00%
Bank surcharge on profits	£ 7	£ 38
Non-deductible preference dividends paid	3	5
Non-deductible UK Bank Levy	6	13
Non-deductible conduct remediation, fines and penalties	0	11
Other non-deductible costs and non-taxable income	2	9
Effect of change in tax rate on deferred tax provision	6	0
Tax relief on dividends in respect of other equity instruments	(13)	21
Adjustment to prior year provisions	(4)	0
Tax on profit	£ 35	£ 164